OTHER RESERVES - Schedule of Revaluation Reserve in Respect of Equity Shares (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
Change in fair value	£ 0	£ 0	£ 0
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income | Equity shares
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	9	(47)	19
Change in fair value	44	61	(50)
Deferred tax	3	(4)	(16)
Other comprehensive income, before tax, gains (losses) on revaluation	47	57	(66)
At 31 December	57	9	(47)
Retained profits £ million | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income | Equity shares
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
Realised gains and losses transferred to retained profits	0	0	(16)
Deferred tax	1	(1)	16
Other comprehensive income, net of tax, gains (losses) on revaluation	£ 1	£ (1)	£ 0